Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Allowances for doubtful debts on accounts receivable current		¥ 3,684		¥ 4,382
Loans receivable, net		218,366		154,420
Prepayments and other current assets, net		4,692		4,412
Accounts payable	4,278	31,227		25,220
Prepaid for freight listing fees and other service fees	78,252	571,185		548,917
Income tax payable	46,062	336,220		154,916
Other tax payable	123,080	898,396		784,617
Accrued expenses and other current liabilities	156,421	1,141,758		1,723,245
Deferred tax liabilities	13,093	95,570		108,591
Current operating lease liabilities	5,645	41,204		37,758
Non-current operating lease liabilities	3,278	23,928		46,709
Other non-current liabilities	$ 1,701	¥ 12,414		¥ 22,950
Common Class A [Member]
Common stock par or stated value per share | $ / shares	$ 0.00001		$ 0.00001
Common stock, shares authorized | shares	40,000,000,000	40,000,000,000	40,000,000,000	40,000,000,000
Common stock, shares, issued | shares	18,637,888,832	18,637,888,832	19,021,152,078	19,021,152,078
Common stock, shares, outstanding | shares	18,637,888,832	18,637,888,832	18,767,309,958	18,767,309,958
Common Class B [Member]
Common stock par or stated value per share | $ / shares	$ 0.00001		$ 0.00001
Common stock, shares authorized | shares	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares, issued | shares	2,131,865,628	2,131,865,628	2,131,865,628	2,131,865,628
Common stock, shares, outstanding | shares	2,131,865,628	2,131,865,628	2,131,865,628	2,131,865,628
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable		¥ 11,086		¥ 7,179
Prepaid for freight listing fees and other service fees		479,476		506,423
Income tax payable		4,991		3,032
Other tax payable		862,150		731,284
Accrued expenses and other current liabilities		638,045		1,113,559
Deferred tax liabilities		17,308		20,333
Current operating lease liabilities		37,569		34,867
Non-current operating lease liabilities		22,497		46,395
Other non-current liabilities		¥ 12,414		¥ 22,950